Derivative instruments (Details) - Commodity futures	9 Months Ended
Sep. 30, 2022
Minimum
Derivative instruments
Percentage of hedging	50.00%
Expected hedging term	12 months
Maximum
Derivative instruments
Percentage of hedging	75.00%
Expected hedging term	24 months